Premises and Equipment	12 Months Ended
Mar. 31, 2011
Premises and Equipment
Premises and Equipment

5.    PREMISES AND EQUIPMENT

Premises and equipment at March 31, 2010 and 2011 consisted of the following:

	2010	2011
	(in millions)
Land	¥399,893	¥391,602
Buildings	680,085	694,384
Equipment and furniture	681,886	667,073
Leasehold improvements	235,807	225,407
Construction in progress	17,206	15,007

Total	2,014,877	1,993,473
Less accumulated depreciation	1,019,710	1,030,925

Premises and equipment-net	¥995,167	¥962,548

Premises and equipment include capitalized leases, principally related to data processing equipment, which amounted to ¥92,175 million and ¥66,006 million at March 31, 2010 and 2011, respectively. Accumulated depreciation on such capitalized leases at March 31, 2010 and 2011 amounted to ¥70,284 million and ¥52,223 million, respectively.

BTMU has entered into sales agreements to sell its buildings and land and, under separate agreements, leased those properties back for its business operations, including bank branches. BTMU either provided nonrecourse financings to the buyers for the sales proceeds or invested in the equities of the buyers. As a result, BTMU was considered to have continuing involvement with the properties. For accounting and reporting purposes, these transactions were accounted for under the financing method with the sales proceeds recognized as a financing obligation. The properties were reported on the consolidated balance sheets and depreciated. The financing obligation at March 31, 2010 and 2011 was ¥52,189 million and ¥50,875 million, respectively.

For the fiscal years ended March 31, 2009, 2010 and 2011, the MUFG Group recognized ¥7,480 million, ¥9,198 million and ¥11,332 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥2,955 million, ¥1,350 million and ¥199 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. These losses are included in Other non-interest expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.